Operating Segment Information - Summary of Segment Results (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [Line Items]
Reportable segment revenue from external customers		¥ 67,127	¥ 58,639	¥ 120,860
Intersegment sales		0
Reportable segment revenue		67,127	58,639	120,860
Reportable segment (loss)/profit before income tax		(17,513)	(16,481)	4,302
Other segment information
Depreciation and amortization		22,718	22,248	22,077
Impairment charges/ Impairment losses on financial assets, net		50	216	20
Interest income		339	166	96
Interest expense		5,812	5,214	5,169
Capital expenditure		31,015	18,417	43,156
Reportable segment assets		286,548	282,408
Reportable segment liabilities		231,638	225,496
Eliminations [member]
Disclosure of operating segments [Line Items]
Reportable segment revenue from external customers		0
Intersegment sales		(1,006)	(1,499)	(2,052)
Reportable segment revenue		(1,006)	(1,499)	(2,052)
Reportable segment (loss)/profit before income tax		0
Other segment information
Depreciation and amortization		0
Impairment charges/ Impairment losses on financial assets, net		0
Interest income		(15)	(13)	(13)
Interest expense		(15)	(13)	(13)
Capital expenditure		0
Reportable segment assets		(1,606)	(1,736)
Reportable segment liabilities		(1,606)	(1,736)
Unallocated [member]
Disclosure of operating segments [Line Items]
Reportable segment revenue from external customers		0
Intersegment sales		0
Reportable segment revenue		0
Reportable segment (loss)/profit before income tax		2	(103)	393
Other segment information
Depreciation and amortization		0
Impairment charges/ Impairment losses on financial assets, net		0
Interest income		0
Interest expense		0
Capital expenditure		0
Reportable segment assets	[1]	2,802	3,606
Reportable segment liabilities	[1]	47	142
Airline transportation operations [member]
Disclosure of operating segments [Line Items]
Reportable segment revenue from external customers		66,812	58,337	119,240
Intersegment sales		0
Reportable segment revenue		66,812	58,337	119,240
Reportable segment (loss)/profit before income tax		(17,889)	(17,062)	2,745
Other segment information
Depreciation and amortization		22,441	21,965	21,816
Impairment charges/ Impairment losses on financial assets, net		48	215	20
Interest income		354	178	108
Interest expense		5,811	5,212	5,152
Capital expenditure		30,846	17,778	42,853
Reportable segment assets		280,976	275,028
Reportable segment liabilities		230,799	224,862
Other segments [member]
Disclosure of operating segments [Line Items]
Reportable segment revenue from external customers		315	302	1,620
Intersegment sales		1,006	1,499	2,052
Reportable segment revenue		1,321	1,801	3,672
Reportable segment (loss)/profit before income tax		374	684	1,164
Other segment information
Depreciation and amortization		277	283	261
Impairment charges/ Impairment losses on financial assets, net		2	1
Interest income		0	1	1
Interest expense		16	15	30
Capital expenditure		169	639	¥ 303
Reportable segment assets		4,376	5,510
Reportable segment liabilities		¥ 2,398	¥ 2,228

[1]	Unallocated assets primarily represent investments in associates and joint ventures, derivative financial instruments, financial asset at fair value through profit or loss and equity instruments designated at fair value through other comprehensive income. Unallocated results primarily represent the share of results of associates and joint ventures, fair value changes of financial asset at fair value through profit or loss and dividend income relating to equity investments at fair value through profit or loss.